Investment Strategy - MML Series Investment Fund	Dec. 31, 2025
MML Focused Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify attractively valued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

MML Foreign Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in common stocks of companies listed on foreign securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests in equity securities of foreign companies representing at least three countries other than the United States. Equity securities may include common stocks, American, European, and Global depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size as measured by assets, sales, or market capitalization, the Fund will tend to focus on larger, more seasoned or established companies. The Fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The Fund may at times have significant exposure to one or more countries, industries, or sectors. It is expected that investments will be diversified around the world and within markets in an effort to minimize specific country and currency risks. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s  subadviser, Thompson, Siegel & Walmsley LLC (“TSW”), currently anticipates investing in at least 12 countries other than the United States. TSW emphasizes established companies in individual foreign markets and attempts to stress companies and markets that it believes are undervalued. TSW expects capital growth to be the predominant component of the Fund’s total return.
In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the MSCI EAFE Index. TSW’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 80-110 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. TSW employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

MML Income & Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which Barrow Hanley believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large-capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 75 – 100 securities. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

MML Small/Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in securities that the subadviser, AllianceBernstein L.P. (“AllianceBernstein”) believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small- and mid-cap companies. The subadviser currently considers small- and mid-cap companies to include companies with market capitalizations at the time of purchase that fall within the range of market capitalizations from the smallest company in the Russell 2500™ Index to the greater of $5 billion or the largest company in the Russell 2500 Index (as of February 28, 2026, the capitalization range of companies in the Russell 2500 Index was $6.34 million to $92.23 billion). Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may invest in securities of domestic issuers and foreign issuers (up to 10% of its total assets), including American Depositary Receipts (“ADRs”). The Fund may also invest in real estate investment trusts (“REITs”). The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
AllianceBernstein seeks to invest primarily in a diversified portfolio of equity securities of small- and mid-sized companies that it determines, using its own fundamental value approach, to be undervalued. Using an investment process with three main components — identifying attractive opportunities, fundamental research, and portfolio construction —  AllianceBernstein seeks to identify companies whose ability to grow earnings over the long term does not appear to be reflected in their current market price. AllianceBernstein begins by using a proprietary quantitative tool to screen a universe of about 2,500 small- and mid-cap companies based on various valuation and success factors (e.g., price-to-forward earnings, return on equity) and ranks those stocks by their expected returns. AllianceBernstein then conducts intensive fundamental research into the most attractive 20%
of those stocks, as well as stock ideas generated by fundamental analysts. Based on this research, AllianceBernstein uses proprietary risk models to construct a portfolio on the basis of a stock’s expected return on a risk-adjusted basis.

MML Sustainable Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable equity securities. Equity securities may include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadviser, American Century Investment Management, Inc. (“American Century”), currently considers sustainable securities to be those to which the subadviser’s proprietary model assigns an ESG score that is in the top three quartiles of the environmental, social, and governance (“ESG”) scores the model assigns to all of the securities in the Fund’s benchmark, the S&P 500® Index.
The Fund generally invests in large-capitalization companies American Century believes show improving business fundamentals and attractive  ESG characteristics compared to their peer companies, using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with ESG metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score. American Century currently defines large capitalization companies as companies with capitalizations in the capitalization range of the S&P 500 Index. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
To measure value, American Century may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, American Century may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. American Century arrives at an  ESG score by evaluating multiple metrics of each ESG characteristic — environmental, social, and governance. American Century utilizes internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company,
American Century will consider, among other things, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if American Century believes it can evaluate the security qualitatively, or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Final scores for each security are evaluated on a sector-specific basis, and the Fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, American Century attempts to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger  ESG profile than the S&P 500 Index.
Although American Century intends to invest the Fund’s assets primarily in  U.S. securities, the Fund may invest in securities of foreign companies when these securities meet American Century’s standards of selection.
When determining whether to sell a security, American Century considers among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, and whether the security meets its  ESG criteria.

MML VIP American Century Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser, American Century Investment Management, Inc. (“American Century”), believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. American Century currently considers “mid-cap” companies to include those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index, excluding the largest 100 such companies (as of February 28, 2026, between $1.14 billion and $114.04 billion). American Century intends to manage the Fund so that its dollar-weighted average market capitalization falls within the market capitalization range of companies included in the Russell Midcap® Index (as of February 28, 2026, between $1.14 billion and $128.84 billion). Equity securities may include common stock, preferred stock, securities convertible into common or preferred stock, stock futures contracts, and stock index futures contracts. The Fund may invest in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities.
The Fund typically invests most of its assets in equity securities of  U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s investments in foreign securities are limited to 35% of its total assets. The
Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ values, as determined by the managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.

MML VIP American Century Small Company Value Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities that the subadviser, American Century Investment Management, Inc. (“American Century”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of February 28, 2026, between $6.34 million and $39.26 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
American Century employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ stock prices or may be outside the companies’ historical ranges. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.

MML VIP BlackRock® Equity Index Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500 Index (the “Index”). The Fund invests in the equity securities of companies included in the Index in weightings that approximate the relative composition of the securities contained in the Index, and in S&P 500 Index futures contracts. The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of February 28, 2026, the market capitalization range of companies included in the Index was $5.01 billion to $4.31 trillion. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.
The Fund is passively managed, which means it tries to replicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s  subadviser, BlackRock Investment Management, LLC (“BlackRock”), will buy and sell securities in response to changes in the Index. The Fund may use Index futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. BlackRock expects that, under normal circumstances, the annual performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. In these circumstances, the Fund may hold larger positions in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

MML VIP Fidelity Institutional AM Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser, FIAM LLC (“FIAM”), to be of comparable quality). The Fund allocates its assets across investment grade, high yield, and emerging markets debt securities. The Fund’s investment strategy is referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities, FIAM normally invests a portion of the Fund’s assets in below investment grade debt securities and/or emerging markets debt securities. The Fund may invest up to 20% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including bank loans. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if FIAM considers doing so would be consistent with the Fund’s investment objective. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
The Fund’s assets may be invested in securities of foreign issuers, including emerging markets, in addition to securities of domestic issuers. Emerging markets include countries that have an emerging stock market as defined by  MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that FIAM identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis, and may enter into dollar roll or reverse repurchase agreement transactions. The Fund may also invest in collateralized loan obligations.
In pursuing its investment objective, the Fund may (but is not obligated to) invest a significant portion of its assets in a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on  FIAM’s outlook and market conditions, the Fund may engage in these transactions to increase or decrease its exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index. Use of derivatives by the Fund may create investment leverage.
FIAM uses the Bloomberg U.S. Aggregate Bond Index (the “Index”) as a guide in structuring the Fund and selecting its investments. FIAM manages the Fund to have similar overall interest rate risk to the Index. FIAM intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Index (as of February 28, 2026, the average duration of the Index was 5.79 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
FIAM considers other factors when selecting the Fund’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Fund’s exposure to various risks, including interest rate risk, FIAM considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.
FIAM allocates the Fund’s assets among different asset classes using the composition of the Index as a guide, and among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.
In selecting foreign securities,  FIAM’s analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FIAM may also consider an issuer’s potential for success in light of its current financial condition, its industry position, and economic and market conditions.
To earn additional income for the Fund,  FIAM may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MML VIP Invesco Global Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including emerging market countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund is not required to allocate its investments in any set percentages in any particular countries or geographic regions. However, the Fund currently emphasizes its investments in the United States, Europe, and Asia. The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but primarily invests in mid- and large-cap companies. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares as part of  ADR issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. The Fund may (but is not obligated to) purchase exchange-traded options for hedging purposes or to take long or short positions on equity securities or indexes of equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), primarily looks for quality companies, regardless of domicile, that have sustainable growth. Invesco Advisers’ investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Invesco Advisers seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Invesco Advisers does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Invesco Advisers employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics Invesco Advisers seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Invesco Advisers believes will enable the company to fund its own growth. These criteria may vary. Invesco Advisers also considers how industry dynamics, market trends, and general economic conditions may affect a company’s earnings outlook.
Invesco Advisers has a long-term investment horizon of typically three to five years. Invesco Advisers also has a contrarian buy discipline; Invesco Advisers buys high quality companies that fit its investment criteria when it believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Invesco Advisers monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

MML VIP Invesco Main Street Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), currently focuses on larger capitalization issuers. Invesco Advisers considers “larger capitalization” issuers to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (as of February 28, 2026, $1.14 billion to $4.32 trillion), although it may purchase stocks of companies with any market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered.
Invesco Advisers aims to maintain a broadly diversified portfolio across major economic sectors. In constructing the portfolio, Invesco Advisers seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, Invesco Advisers seeks to add value by selecting individual securities that it believes have superior company-specific fundamental attributes or relative valuations that it expects to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
Invesco Advisers considers stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers. Invesco Advisers uses the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.

MML VIP JPMorgan U.S. Research Enhanced Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, real estate investment trusts (“REITs”), rights, and warrants. The Fund primarily invests in the common stocks of U.S. companies in the S&P 500 Index (the “Index”). The Fund may also invest in securities not included within the Index, including foreign securities known as depositary receipts. As of February 28, 2026, the market capitalization range of companies included in the Index was $5.01 billion to $4.31 trillion. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, the Fund’s  subadviser,  J.P. Morgan Investment Management Inc.  (“J.P. Morgan”), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.
The Fund may use derivatives as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to the Index or certain securities in the Index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the Index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities. Use of derivatives by the Fund may create investment leverage.
In managing the investments of the Fund, J.P. Morgan employs a three-step process that combines research, valuation, and stock selection. J.P. Morgan takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow J.P. Morgan to rank the companies in each sector group according to their relative values.
J.P. Morgan buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, J.P. Morgan often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price;
•	impact on the overall risk of the portfolio relative to the Index;
•	high perceived potential reward compared to perceived potential risk; and
•	possible temporary mispricings caused by apparent market overreactions.
J.P. Morgan may sell a security as its valuation or ranking changes or if more attractive investments become available.

MML VIP Loomis Sayles Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of February 28, 2026, $1.47 billion to $4.32 trillion). The Fund has the flexibility to invest in companies of any size, including small-capitalization companies (when Loomis Sayles believes such companies to be especially attractive). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund will normally be invested in 30 – 40 securities. The Fund may at times have significant exposure to one or more issuers, industries, or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
In selecting securities,  Loomis Sayles emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to Loomis Sayles’ estimate of intrinsic value (i.e., companies with share prices trading significantly below what Loomis Sayles believes the share price should be). Loomis Sayles will consider selling a portfolio investment when (i)
it believes an unfavorable structural change occurs within a given business or the markets in which it operates, (ii) a critical underlying investment assumption is flawed, (iii) a more attractive reward-to-risk opportunity becomes available, (iv) the current price fully reflects intrinsic value, or (v) for other investment reasons which it deems appropriate.

MML VIP MFS International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights, and warrants of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments.
Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is subadvised by Massachusetts Financial Services Company (“MFS”). MFS may invest a significant percentage of the Fund’s assets in a single country or sector, a small number of countries or sectors, or a particular geographic region.
In selecting investments for the Fund,  MFS is not constrained by any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the Fund’s assets in securities of companies of any size. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MML VIP T. Rowe Price Blue Chip Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with emphasis on the potential for above-average growth) combined with a positive industry outlook will result in a higher stock price. It is anticipated that some of the companies targeted will have good prospects for dividend growth and T. Rowe Price may at times invest significantly in stocks of information technology companies.
In pursuing the Fund’s investment objective,  T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

MML VIP T. Rowe Price Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may also invest in securities convertible into common or preferred stock. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises.
T. Rowe Price generally seeks investments in large-capitalization companies and the Fund’s yield, which reflects the level of dividends paid by the Fund, is expected to normally exceed the yield of the Russell 1000® Value Index.
In pursuing the Fund’s investment objective,  T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

MML VIP T. Rowe Price Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), and sub-subadviser, T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”), believe offer the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. T. Rowe Price and T. Rowe Price Investment Management currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of February 28, 2026, between $1.47 billion and $106.18 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations at the time of investment are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting securities for the Fund, T. Rowe Price and T. Rowe Price Investment Management generally use a “growth” approach, seeking to identify companies that they believe have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand.
In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet those investment criteria when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price or T. Rowe Price Investment Management may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

MML VIP Wellington Small Cap Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of February 28, 2026, between $6.34 million and $39.26 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by Wellington Management Company LLP (“Wellington Management”). Wellington Management employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Wellington Management may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

MML VIP Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML VIP Underlying Funds”) using an asset allocation strategy. The Fund is advised by  MML Investment Advisers, LLC (“MML Advisers”). MML VIP Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II advised by MML Advisers, and may also include other, non-affiliated mutual funds. MML VIP Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a conservative asset allocation strategy (relative to the other  MML VIP Allocation Funds), with approximately 35% to 45% of its assets invested in equity funds and approximately 55% to 65% invested in fixed income funds, including money market funds.  MML Advisers will generally attempt to select MML VIP Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or  subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in  MML VIP Underlying Funds advised by  MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML VIP Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds and  MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML VIP Underlying Funds. These conflicts of interest may result in a portfolio of  MML VIP Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if  MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML VIP Underlying Fund will limit the ability of the Fund to buy or sell shares in that  MML VIP Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of April 27, 2026, among various asset classes and  MML VIP Underlying Funds.  MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities.  MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different  MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to  MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an  MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to  MML VIP Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product-performance/variable-insurance-funds  from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix  E of the Statement of Additional Information (“SAI”).

Equity Funds	40.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	4.64%
MML Income & Growth Fund	1.43%
MML VIP Invesco Main Street Equity Fund	2.38%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	3.57%
MML VIP Loomis Sayles Large Cap Growth Fund	3.09%
MML VIP T. Rowe Price Blue Chip Growth Fund	4.05%
MML VIP T. Rowe Price Equity Income Fund	4.64%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	0.58%
MML VIP American Century Mid Cap Value Fund	1.82%
MML VIP T. Rowe Price Mid Cap Growth Fund	2.40%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.04%
MML VIP Wellington Small Cap Growth Equity Fund	0.56%
– Global Developed Funds
MML VIP Invesco Global Fund	2.00%
– International Developed Funds
MML Foreign Fund	1.75%
MML VIP MFS® International Equity Fund	5.25%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	0.80%
Fixed Income Funds	60.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	2.10%
– High Yield Bond Funds
MML Barings High Yield Fund	0.30%
– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	2.40%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.40%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	25.41%

– U.S. Core/Core Plus Bond Funds
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	22.99%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	5.40%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in  MML VIP Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization  U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An MML VIP Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. An  MML VIP Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An  MML VIP Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an  MML VIP Underlying Fund may create investment leverage. An  MML VIP Underlying Fund may enter into repurchase agreement transactions. An  MML VIP Underlying Fund may invest in mortgage-backed or other asset-backed securities. An  MML VIP Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an  MML VIP Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An  MML VIP Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the  MML VIP Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the  MML VIP Underlying Funds.

MML VIP Balanced Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML VIP Underlying Funds”) using an asset allocation strategy. The Fund is advised by  MML Investment Advisers, LLC (“MML Advisers”). MML VIP Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II advised by MML Advisers, and may also include other, non-affiliated mutual funds. MML VIP Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a balanced asset allocation strategy (relative to the other  MML VIP Allocation Funds), with approximately 45% to 55% of its assets invested in equity funds and approximately 45% to 55% invested in fixed income funds, including money market funds.  MML Advisers will generally attempt to select MML VIP Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or  subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in MML VIP Underlying Funds advised by  MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML VIP Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds and  MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML VIP Underlying Funds. These conflicts of interest may result in a portfolio of  MML VIP Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if  MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML VIP Underlying Fund will limit the ability of the Fund to buy or sell shares in that  MML VIP Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of April 27, 2026, among various asset classes and  MML VIP Underlying Funds.  MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities.  MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different  MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to  MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to  MML VIP Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product-performance/variable-insurance-funds from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix  E of the Statement of Additional Information (“SAI”).

Equity Funds	50.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	5.80%
MML Income & Growth Fund	1.79%
MML VIP Invesco Main Street Equity Fund	2.98%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	4.46%
MML VIP Loomis Sayles Large Cap Growth Fund	3.87%
MML VIP T. Rowe Price Blue Chip Growth Fund	5.06%
MML VIP T. Rowe Price Equity Income Fund	5.80%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	0.72%
MML VIP American Century Mid Cap Value Fund	2.28%
MML VIP T. Rowe Price Mid Cap Growth Fund	3.00%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.30%
MML VIP Wellington Small Cap Growth Equity Fund	0.70%
– Global Developed Funds
MML VIP Invesco Global Fund	2.50%
– International Developed Funds
MML Foreign Fund	2.19%
MML VIP MFS® International Equity Fund	6.56%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.00%
Fixed Income Funds	50.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.75%
– High Yield Bond Funds
MML Barings High Yield Fund	0.25%
– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	2.00%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.25%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	21.13%

– U.S. Core/Core Plus Bond Funds
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	19.12%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	4.50%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in  MML VIP Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization  U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An MML VIP Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. An  MML VIP Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An  MML VIP Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an  MML VIP Underlying Fund may create investment leverage. An  MML VIP Underlying Fund may enter into repurchase agreement transactions. An  MML VIP Underlying Fund may invest in mortgage-backed or other asset-backed securities. An  MML VIP Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an  MML VIP Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An  MML VIP Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the  MML VIP Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the  MML VIP Underlying Funds.

MML VIP Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML VIP Underlying Funds”) using an asset allocation strategy. The Fund is advised by  MML Investment Advisers, LLC (“MML Advisers”). MML VIP Underlying Funds will include a combination of series of the  MML Series Investment Fund and MML Series Investment Fund II advised by MML Advisers, and may also include other, non-affiliated mutual funds. MML VIP Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a moderate asset allocation strategy (relative to the other  MML VIP Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds.  MML Advisers will generally attempt to select MML VIP Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or  subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in  MML VIP Underlying Funds advised by  MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML VIP Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds and  MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML VIP Underlying Funds. These conflicts of interest may result in a portfolio of  MML VIP Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if  MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML VIP Underlying Fund will limit the ability of the Fund to buy or sell shares in that  MML VIP Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of April 27, 2026, among various asset classes and  MML VIP Underlying Funds.  MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities.  MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different  MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to  MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an  MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to  MML VIP Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product-performance/variable-insurance-funds  from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix  E of the Statement of Additional Information (“SAI”).

Equity Funds	60.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	6.96%
MML Income & Growth Fund	2.14%
MML VIP Invesco Main Street Equity Fund	3.57%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	5.35%
MML VIP Loomis Sayles Large Cap Growth Fund	4.64%
MML VIP T. Rowe Price Blue Chip Growth Fund	6.07%
MML VIP T. Rowe Price Equity Income Fund	6.96%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	0.86%
MML VIP American Century Mid Cap Value Fund	2.74%
MML VIP T. Rowe Price Mid Cap Growth Fund	3.60%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.56%
MML VIP Wellington Small Cap Growth Equity Fund	0.84%
– Global Developed Funds
MML VIP Invesco Global Fund	3.00%
– International Developed Funds
MML Foreign Fund	2.63%
MML VIP MFS® International Equity Fund	7.88%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.20%
Fixed Income Funds	40.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.40%
– High Yield Bond Funds
MML Barings High Yield Fund	0.20%
– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	1.60%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.10%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	16.84%

– U.S. Core/Core Plus Bond Funds
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	15.26%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	3.60%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in  MML VIP Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization  U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An MML VIP Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. An  MML VIP Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An  MML VIP Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an  MML VIP Underlying Fund may create investment leverage. An  MML VIP Underlying Fund may enter into repurchase agreement transactions. An  MML VIP Underlying Fund may invest in mortgage-backed or other asset-backed securities. An  MML VIP Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an  MML VIP Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An  MML VIP Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the  MML VIP Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the  MML VIP Underlying Funds.

MML VIP Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML VIP Underlying Funds”) using an asset allocation strategy. The Fund is advised by  MML Investment Advisers, LLC (“MML Advisers”). MML VIP Underlying Funds will include a combination of series of the  MML Series Investment Fund and MML Series Investment Fund II advised by MML Advisers, and may also include other, non-affiliated mutual funds. MML VIP Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other  MML VIP Allocation Funds), with approximately 70% to 80% of its assets invested in equity funds and approximately 20% to 30% invested in fixed income funds, including money market funds.
The Fund will normally invest most of its assets in  MML VIP Underlying Funds advised by  MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML VIP Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds and  MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML VIP Underlying Funds. These conflicts of interest may result in a portfolio of  MML VIP Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if  MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML VIP Underlying Fund will limit the ability of the Fund to buy or sell shares in that  MML VIP Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of April 27, 2026, among various asset classes and  MML VIP Underlying Funds.  MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities.  MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different  MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to  MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an  MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to  MML VIP Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product-performance/variable-insurance-funds  from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix  E of the Statement of Additional Information (“SAI”).

Equity Funds	75.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	8.70%
MML Income & Growth Fund	2.68%
MML VIP Invesco Main Street Equity Fund	4.46%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	6.69%
MML VIP Loomis Sayles Large Cap Growth Fund	5.80%
MML VIP T. Rowe Price Blue Chip Growth Fund	7.59%
MML VIP T. Rowe Price Equity Income Fund	8.70%

– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	1.08%
MML VIP American Century Mid Cap Value Fund	3.42%
MML VIP T. Rowe Price Mid Cap Growth Fund	4.50%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.95%
MML VIP Wellington Small Cap Growth Equity Fund	1.05%
– Global Developed Funds
MML VIP Invesco Global Fund	3.75%
– International Developed Funds
MML Foreign Fund	3.28%
MML VIP MFS® International Equity Fund	9.84%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.50%
Fixed Income Funds	25.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.88%
– High Yield Bond Funds
MML Barings High Yield Fund	0.13%
– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	1.00%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.88%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	10.44%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	9.44%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	2.25%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in  MML VIP Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization  U.S. or non-U.S. issuers
(including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An MML VIP Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. An  MML VIP Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An  MML VIP Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an  MML VIP Underlying Fund may create investment leverage. An  MML VIP Underlying Fund may enter into repurchase agreement transactions. An  MML VIP Underlying Fund may invest in mortgage-backed or other asset-backed securities. An  MML VIP Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an  MML VIP Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An  MML VIP Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the  MML VIP Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the  MML VIP Underlying Funds.

MML VIP Aggressive Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML VIP Underlying Funds”) using an asset allocation strategy. The Fund is advised by  MML Investment Advisers, LLC (“MML Advisers”). MML VIP Underlying Funds will include a combination of series of the  MML Series Investment Fund and MML Series Investment Fund II advised by MML Advisers, and may also include other, non-affiliated mutual funds. MML VIP Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has an aggressive asset allocation strategy (relative to the other  MML VIP Allocation Funds), with approximately 85% to 95% of its assets invested in equity funds and approximately 5% to 15% invested in fixed income funds, including money market funds.
The Fund will normally invest most of its assets in MML VIP Underlying Funds advised by  MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML VIP Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds and  MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML VIP Underlying Funds. These conflicts of interest may result in a portfolio of  MML VIP Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if  MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML VIP Underlying Fund will limit the ability of the Fund to buy or sell shares in that  MML VIP Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of April 27, 2026, among various asset classes and  MML VIP Underlying Funds.  MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities.  MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different  MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to  MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an  MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to  MML VIP Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product-performance/variable-insurance-funds  from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix  E of the Statement of Additional Information (“SAI”).

Equity Funds	90.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	10.44%
MML Income & Growth Fund	3.21%
MML VIP Invesco Main Street Equity Fund	5.36%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	8.03%
MML VIP Loomis Sayles Large Cap Growth Fund	6.96%
MML VIP T. Rowe Price Blue Chip Growth Fund	9.10%
MML VIP T. Rowe Price Equity Income Fund	10.44%

– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	1.30%
MML VIP American Century Mid Cap Value Fund	4.10%
MML VIP T. Rowe Price Mid Cap Growth Fund	5.40%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	2.34%
MML VIP Wellington Small Cap Growth Equity Fund	1.26%
– Global Developed Funds
MML VIP Invesco Global Fund	4.50%
– International Developed Funds
MML Foreign Fund	3.94%
MML VIP MFS® International Equity Fund	11.81%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.80%
Fixed Income Funds	10.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.35%
– High Yield Bond Funds
MML Barings High Yield Fund	0.05%
– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	0.40%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.65%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	4.02%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	3.64%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	0.90%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in  MML VIP Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization  U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An MML VIP Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. An  MML VIP Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An  MML VIP Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an  MML VIP Underlying Fund may create investment leverage. An  MML VIP Underlying Fund may enter into repurchase agreement transactions. An  MML VIP Underlying Fund may invest in mortgage-backed or other asset-backed securities. An  MML VIP Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an  MML VIP Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An  MML VIP Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the  MML VIP Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the  MML VIP Underlying Funds.

MML VIP American Funds Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund pursues its investment objective through a “master feeder” relationship. The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series, a registered open-end investment company, managed by Capital Research and Management Company (“Capital Research”) with substantially the same investment objective. The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities outside the United States. The Master Fund may hold a portion of its assets in cash or cash equivalents.
Capital Research uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.

MML VIP American Funds 65/35 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (“Capital Research”), using a flexible asset allocation approach. The Fund’s investment adviser, MML Investment Advisers, LLC (the “Adviser”), invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this Prospectus, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series - Washington Mutual Investors Fund, the American Funds Insurance Series - Growth-Income Fund, the American Funds Insurance Series - Growth Fund, the American Funds Insurance Series - Global Growth Fund, and the American Funds Insurance Series - The Bond Fund of America. The Adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions.
Through its investments in American Underlying Funds, the Fund may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization),  U.S. and foreign fixed income securities of private or governmental issuers (including fixed income securities of any credit quality (including “junk” or “high yield” bonds) and having any maturity or duration), and derivatives (including futures contracts and swaps). Issuers located outside the United States may include issuers in emerging and developing countries. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An American Underlying Fund may invest in mortgage-backed or other asset-backed securities and may invest in dollar rolls and to-be-announced (“TBA”) contracts. The American Underlying Funds may hold a portion of their assets in cash or cash equivalents.
The Fund’s Adviser will rely on proprietary asset allocation models to adjust the amount of the Fund’s investments in the American Underlying Funds.
Exposure to different asset classes and strategies and American Underlying Funds will vary over time, in response to changes in the Adviser’s assessment of changing market, economic, and political factors and events that the Adviser believes may impact the value of the Fund’s investments. The Adviser in its absolute discretion may modify the selection of American Underlying Funds from time to time, and may invest in other American Underlying Funds, including any American Underlying Funds that may be created in the future. The amount of the Fund’s investment in certain investment companies or investment pools is limited by law or by tax considerations.
The table below shows the Fund’s expected approximate allocation to each of the identified asset classes and each American Underlying Fund as of April 27, 2026. It is possible that the allocations may be different from those shown in the table. Allocations and anticipated investment ranges will change over time. Information regarding the Fund’s actual allocations to American Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product-performance/variable-insurance-funds  from time to time. A brief description of the American Underlying Funds is included in Appendix F of the Statement of Additional Information (“SAI”).

Asset Class and American Underlying Funds	Allocation
Equity	65.00%
Large Cap Equity
American Funds Insurance Series - Washington Mutual Investors Fund	7.50%
American Funds Insurance Series - Growth-Income Fund	20.00%
American Funds Insurance Series - Growth Fund	17.50%
International/Global
American Funds Insurance Series - Global Growth Fund	20.00%

Fixed Income	35.00%
American Funds Insurance Series - The Bond Fund of America	35.00%
Note: Above allocations may not sum up to 100% due to rounding.
The Fund will bear a pro rata share of the American Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the American Underlying Funds.

MML VIP American Funds 80/20 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (“Capital Research”), using a flexible asset allocation approach. The Fund’s investment adviser, MML Investment Advisers, LLC (the “Adviser”), invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this Prospectus, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series - Washington Mutual Investors Fund, the American Funds Insurance Series - Growth-Income Fund, the American Funds Insurance Series - Growth Fund, the American Funds Insurance Series - Global Growth Fund, and the American Funds Insurance Series - The Bond Fund of America. The Adviser
allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions.
Through its investments in American Underlying Funds, the Fund may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities of private or governmental issuers (including fixed income securities of any credit quality (including “junk” or “high yield” bonds) and having any maturity or duration), and derivatives (including futures contracts and swaps). Issuers located outside the United States may include issuers in emerging and developing countries. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An American Underlying Fund may invest in mortgage-backed or other asset-backed securities and may invest in dollar rolls and to-be-announced (“TBA”) contracts. The American Underlying Funds may hold a portion of their assets in cash or cash equivalents.
The Fund’s Adviser will rely on proprietary asset allocation models to adjust the amount of the Fund’s investments in the American Underlying Funds.
Exposure to different asset classes and strategies and American Underlying Funds will vary over time, in response to changes in the Adviser’s assessment of changing market, economic, and political factors and events that the Adviser believes may impact the value of the Fund’s investments. The Adviser in its absolute discretion may modify the selection of American Underlying Funds from time to time, and may invest in other American Underlying Funds, including any American Underlying Funds that may be created in the future. The amount of the Fund’s investment in certain investment companies or investment pools is limited by law or by tax considerations.
The table below shows the Fund’s expected approximate allocation to each of the identified asset classes and each American Underlying Fund as of April 27, 2026. It is possible that the allocations may be different from those shown in the table. Allocations and anticipated investment ranges will change over time. Information regarding the Fund’s actual allocations to American Underlying Funds is available in the Fund’s financial statements and at  https://www.massmutual.com/product
-performance/variable-insurance-funds  from time to time. A brief description of the American Underlying Funds is included in Appendix F of the Statement of Additional Information (“SAI”).

Asset Class and American Underlying Funds	Allocation
Equity	80.00%
Large Cap Equity
American Funds Insurance Series - Washington Mutual Investors Fund	10.00%
American Funds Insurance Series - Growth-Income Fund	25.00%
American Funds Insurance Series - Growth Fund	20.00%
International/Global
American Funds Insurance Series - Global Growth Fund	25.00%
Fixed Income	20.00%
American Funds Insurance Series - The Bond Fund of America	20.00%
Note: Above allocations may not sum up to 100% due to rounding.
The Fund will bear a pro rata share of the American Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the American Underlying Funds.